Commitments - Additional Information (Detail) - 12 months ended Dec. 31, 2017	USD ($)	ARS ($)	EUR (€)
Disclosure of commitments [line items]
Contractual commitments estimated undiscounted future cash flows		$ 616,600,000
Contractual commitment to purchase limestone		2,500,000
Total commitment after currency translation adjustment		2,397,552,260
Sinoma International Engenieering Co. Ltd. [member]
Disclosure of commitments [line items]
Commitment due to agreement	$ 107,414,700	2,167,648,300	€ 41,574,600
Top of Range [member]
Disclosure of commitments [line items]
Electrical energy consumption commitment percentage	10.00%
2018 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment		394,000,000
Electrical energy consumption commitment annual payment		109,900,000
2019 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment		209,000,000
Electrical energy consumption commitment annual payment		89,000,000
2020 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment		27,000,000
2020 and beyond [member]
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment		$ 87,000,000